Summary of Significant Accounting Policies (10-K), Fair Value of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 2 [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value of Financial Instruments [Abstract]
Warrant liabilities	$ 0	$ 1,328